Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation [Abstract]
Share-based compensation plans outstanding
The following table summarizes equity-settled share option grants since inception under each plan type:

PLAN	Number of options awarded (since inception)	Vesting conditions	Contractual life of options
Share option plan A	362,750	At grant	15.5 years
Share option plan B	819,000	At grant	10.5 years
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 SOIP:
Executives and directors	1,898,222	1 year, 3 year and 4 years’ service from the date of grant, quarterly and annually	10 years
Employees	989,279	4 years’ service from the date of grant, annually	10 years

Number and weighted average exercise prices of options under share option programs
The number and weighted-average exercise prices (in CHF) of options under the share option programs for Plans A, B, C1 and the 2016 SOIP are as follows:

	Number of options	Weighted-average exercise price (CHF)	Weighted-average remaining term (years)
Outstanding at January 1, 2018	1,359,891	2.09	5.8
Forfeited during the year	(73,624)	9.16	—
Exercised during the year	(151,814)	0.15	—
Granted during the year	484,403	9.79	—
Outstanding at December 31, 2018	1,618,856	4.25	6.3
Exercisable at December 31, 2018	932,175	1.25	4.4
Outstanding at January 1, 2019	1,618,856	4.25	6.3
Forfeited during the year	(73,699)	6.71	—
Exercised during the year	(616,833)	0.15	—
Granted during the year	1,053,305	5.24	—
Outstanding at December 31, 2019	1,981,629	5.93	8.3
Exercisable at December 31, 2019	602,218	4.94	6.5
Outstanding at January 1, 2019	1,981,629	5.93	8.3
Forfeited during the year	(53,591)	6.03	—
Expired during the year	(26,729)	4.38	—
Exercised during the year	(73,669)	2.00	—
Granted during the year	1,073,027	6.29	—
Outstanding at December 31, 2020	2,900,667	5.90	8.2
Exercisable at December 31, 2020	1,099,015	5.49	7.0

Outstanding options, exercise price range and expiry dates
The outstanding stock options as of December 31, 2020 have the following range of exercise prices. In fiscal year 2018, we began to grant awards solely with USD denominated exercise prices and discontinued granting awards with a CHF denominated exercise price.

	Total options	Range of expiration dates
Range of exercise prices
CHF 0.15	243,125	2020–2026
CHF 9.53	223,646	2027
USD 5.04 to USD 12.30	2,433,896	2028–2030
Total outstanding options	2,900,667

Weighted-average assumptions
The weighted-average grant date fair values of the options granted in 2020, 2019 and 2018 are USD 5.25 (CHF 4.65), USD 3.71 (CHF 3.59) and USD 6.66 (CHF 6.54), respectively. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

	For the Years Ended December 31,
	2020	2019	2018
Exercise price	USD 5.04-9.16	USD 5.15–5.54	USD 8.33–12.30
Share price (weighted average)	7.11	5.41	9.87
Risk-free interest rate	0%	0%	0%
Expected volatility	80%	80%	80%
Expected term	6 years	6 years	6 years
Dividend yield	—	—	—

Summary of non-vested share awards (restricted share and restricted share units)
A summary of non-vested share awards (restricted share and restricted share units) activity as of December 31, 2020 and changes during the year then ended is presented below:

Grantee type	Number of non-vested share awards granted	Vesting conditions	Contractual life of non-vested share awards
Restricted share units
Directors	83,864	1 year service from date of grant, annually	10 years
Executives	110,839	4 years’ service from the date of grant, quarterly	10 years
Restricted share awards	4,023	2.75 years’ service from date of grant, quarterly	10 years

	Number of non-vested shares	Weighted-average grant date fair value (CHF)
Non-vested at December 31, 2017	122,014	9.59
Forfeited during the year	(25,673)	9.48
Granted during the year	69,371	9.43
Vested during the year	(56,671)	9.60
Non-vested at December 31, 2018	109,041	9.51
Vested and exercisable at December 31, 2018	64,012	9.65
Non-vested at December 31, 2018	109,041	9.51
Forfeited during the year	—	—
Granted during the year	—	—
Vested during the year	(66,278)	9.51
Non-vested at December 31, 2019	42,763	9.52
Vested and exercisable at December 31, 2019	130,290	9.58
Non-vested at December 31, 2019	42,763	9.52
Forfeited during the year	(11,828)	9.47
Expired during the year	(7,804)	9.52
Exercised during the year	(84,638)	9.51
Granted during the year	—	—
Vested during the year	(23,269)	9.52
Non-vested at December 31, 2020	19,494	9.51
Vested and exercisable at December 31, 2020	49,289	9.47